Revenue Recognition (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Beginning Balance	$ 146	$ 146	$ 578
Deferred revenue additions		4,431	2,001
Beginning Balance	(2,996)	(2,422)
Ending Balance	1,585	146	146
Deferred revenue fx rate adjustment	4	(11)
Mobility [Member]
Beginning Balance	146	146	362
Deferred revenue additions		4,029	2,001
Beginning Balance	(2,996)	(2,217)
Ending Balance	1,183	146	146
Deferred revenue fx rate adjustment	4
Other [Member]
Beginning Balance			216
Deferred revenue additions
Beginning Balance		(205)
Ending Balance
Deferred revenue fx rate adjustment		(11)
Media [Member]
Beginning Balance
Deferred revenue additions	402	$ 402
Beginning Balance
Ending Balance
Deferred revenue fx rate adjustment